Income Taxes (Statutory Rate and Effective Tax Rate) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income taxes at The Netherlands statutory rate, amounts	$ 14,227	$ 34,076	$ 29,847
Income taxes at The Netherlands statutory rate, rate	25.00%	25.00%	25.00%
Taxation of foreign operations, net, amounts	$ (43,265)	$ (36,407)	$ (29,958)
Taxation of foreign operations, rate	(76.00%)	(26.70%)	(25.10%)
Tax impact from non-deductible items, amounts	$ 5,938	$ 14,219	$ 10,263
Tax impact from non-deductible items, rate	10.40%	10.40%	8.60%
Tax impact from tax-exempt income, amounts	$ (3,331)	$ (5,810)	$ (2,589)
Tax impact from tax-exempt income, rate	(5.90%)	(4.30%)	(2.20%)
Tax contingencies, net, amounts	$ 1,761	$ 1,163	$ 4,409
Tax contingencies, net, rate	3.10%	0.90%	3.70%
Taxes due to changes in tax rates, amounts	$ 399	$ (836)	$ 330
Taxes due to changes in tax rates, rate	0.70%	(0.60%)	0.30%
Government incentives and other deductions, amounts	$ (2,543)	$ (2,754)	$ (8,617)
Government incentives and other deductions, rates	(4.50%)	(2.00%)	(7.20%)
Prior year taxes, amounts	$ 1,411	$ (1,201)	$ (1,950)
Prior year taxes, rate	2.50%	(0.90%)	(1.60%)
Valuation allowance, amounts	$ 1,521	$ 3,450	$ 0
Valuation allowance, percent	2.70%	2.50%	0.00%
Other items, net, amounts	$ 487	$ 501	$ 721
Other items, net, rate	0.90%	0.40%	0.60%
Total income tax expense (benefit)	$ (23,395)	$ 6,401	$ 2,456
Total income tax expense (benefit), rate	(41.10%)	4.70%	2.10%